UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
    This Amendment (check one only): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Knoll Capital Management, L.P.
Address:   5 East 44th Street
           New York, NY 10011

Form 13F File Number: 28-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Fred Knoll

Name:      President

Phone:     212-479-6440

Signature, Place and Date of Signing:

/s/ Fred Knoll                New York, NY                     May 14, 2013
--------------------          -------------                    -----------------
  [Signature]                 [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $137,184
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
         COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7             COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                                                                                       -----------------------------
        ISSUER NAME        CLASS TITLE   CUSIP    VALUE   SHRS OR PRN   SH/  PUT/ INVESTMENT   OTHER     SOLE        SHARED     NONE
                                                 (x$1000)     AMT       PRN  CALL DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CNO Financial Group, Inc.      Com     12621E103     3,395    296,470    SH          SOLE      NONE       296,470       -         -
------------------------------------------------------------------------------------------------------------------------------------
Medivation, Inc.               Com     58501N101   118,027  2,524,101    SH          SOLE      NONE     2,574,101       -         -
------------------------------------------------------------------------------------------------------------------------------------
Sequenom Inc.                Com New   817337405     3,852    928,100    SH          SOLE      NONE       928,100       -         -
------------------------------------------------------------------------------------------------------------------------------------
Dendreon Corp.                 Com     24823Q107     1,224    258,200    SH          SOLE      NONE       258,200       -         -
------------------------------------------------------------------------------------------------------------------------------------
Achillion Pharmaceuticals
  Inc.                         Com     00448Q201       875    100,000    SH          SOLE      NONE       100,000       -         -
------------------------------------------------------------------------------------------------------------------------------------
Echo Therapeutics Inc.         Com     27876L107       351    444,445    SH          SOLE      NONE       444,445       -         -
------------------------------------------------------------------------------------------------------------------------------------
Ampio Pharmaceuticals Inc.     Com     03209T109     4,592  1,004,776    SH          SOLE      NONE     1,004,776       -         -
------------------------------------------------------------------------------------------------------------------------------------
Vivus Inc.                     Call    928551900     1,470      5,000    SH  Call    SOLE      NONE         5,000
------------------------------------------------------------------------------------------------------------------------------------
Genworth Financial Inc.      Com Cl A  37247D106     3,200    320,000    SH          SOLE      NONE       320,000       -         -
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.                  Com     151020112       198     27,825    SH          SOLE      NONE        27,825       -         -
------------------------------------------------------------------------------------------------------------------------------------